Provisions - Tax-related litigation (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	€ 8,590	€ 9,583
Banco Santander (Brazil)
Disclosure of other provisions [line items]
Tax legal obligations with probable loss risk	1,024
Estimated financial effect of contingent liabilities	4,530
Legal case relating to questionable deduction of loan losses in income tax returns | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions	0
Legal case relating to tax deductibility of sale of shares | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions	0
Legal case appeal relating to deduction of expenses in income tax (IRPJ and CSLL) | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions	0
Legal case relating to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander (Brazil) | Banco Comercial e de Investimento Sudameris S.A
Disclosure of other provisions [line items]
Provisions	0
Legal case relating to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander (Brazil) | Getnet Tecnologia Proces S.A.
Disclosure of other provisions [line items]
Provisions	0
Legal case related to infringement notices initiated by tax authorities regarding offsetting tax losses | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions	€ 0